Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MARSICO INVESTMENT FUND
Entity Central Index Key	0001047112
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000020960 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Investor Class
Trading Symbol	MFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Investor Class/MFOCX)	$161	1.28%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Investor Class shares posted a total return of +52.32%, compared to its benchmark index, the S&P 500® Index, which had a total return of +36.35% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
Please keep in mind that the Fund is classified as a non-diversified fund, which means it may hold fewer securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Health Care and Consumer Discretionary sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Financials and Industrials sectors, as well as an overweight allocation to Consumer Discretionary, a weaker performing sector of the benchmark index, had a negative effect on performance relative to the index. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 3%.
» Delta Air Lines, Inc. (“Delta”) | Geopolitical concerns in the Middle East, higher operating costs, and reduced airline fares contributed to Delta’s underperformance. As a result of these concerns and a reallocation of resources into the Information Technology space, we exited the position.
» Zoetis, Inc. (“Zoetis”) | Zoetis, an animal health company, was impacted by labor challenges and overall clinic volume declines in the veterinary industry over the past year. Due to these challenges, we sold the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	5 Years	10 Years
Focus Fund (Investor Class/MFOCX)	52.32%	20.70%	14.83%
S&P 500 Index®	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 1,033,050,255
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 6,569,611
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,033,050,255
Total number of portfolio holdings	22
Total advisory fees paid during the reporting period	$6,569,611
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Microsoft Corp.	10.15%
Apple, Inc.	9.97%
Meta Platforms, Inc. - Cl. A	9.74%
NVIDIA Corp.	7.81%
Amazon.com, Inc.	5.82%
Eli Lilly & Company	4.99%
General Electric Co. DBA GE Aerospace	4.37%
Chipotle Mexican Grill, Inc.	4.22%
The Sherwin-Williams Company	3.80%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	3.80%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Microsoft Corp.	10.15%
Apple, Inc.	9.97%
Meta Platforms, Inc. - Cl. A	9.74%
NVIDIA Corp.	7.81%
Amazon.com, Inc.	5.82%
Eli Lilly & Company	4.99%
General Electric Co. DBA GE Aerospace	4.37%
Chipotle Mexican Grill, Inc.	4.22%
The Sherwin-Williams Company	3.80%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	3.80%

C000232236 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Institutional Class
Trading Symbol	MIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Institutional Class/MIFOX)	$126	1.00%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Institutional Class shares posted a total return of +52.82%, compared to its benchmark index, the S&P 500® Index, which had a total return of +36.35% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
Please keep in mind that the Fund is classified as a non-diversified fund, which means it may hold fewer securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Health Care and Consumer Discretionary sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Financials and Industrials sectors, as well as an overweight allocation to Consumer Discretionary, a weaker performing sector of the benchmark index, had a negative effect on performance relative to the index. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 3%.
» Delta Air Lines, Inc. (“Delta”) | Geopolitical concerns in the Middle East, higher operating costs, and reduced airline fares contributed to Delta’s underperformance. As a result of these concerns and a reallocation of resources into the Information Technology space, we exited the position.
» Zoetis, Inc. (“Zoetis”) | Zoetis, an animal health company, was impacted by labor challenges and overall clinic volume declines in the veterinary industry over the past year. Due to these challenges, we sold the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	Since Inception^
Focus Fund (Institutional Class/MIFOX)	52.82%	10.68%
S&P 500 Index®	36.35%	10.11%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 1,033,050,255
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 6,569,611
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,033,050,255
Total number of portfolio holdings	22
Total advisory fees paid during the reporting period	$6,569,611
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Microsoft Corp.	10.15%
Apple, Inc.	9.97%
Meta Platforms, Inc. - Cl. A	9.74%
NVIDIA Corp.	7.81%
Amazon.com, Inc.	5.82%
Eli Lilly & Company	4.99%
General Electric Co. DBA GE Aerospace	4.37%
Chipotle Mexican Grill, Inc.	4.22%
The Sherwin-Williams Company	3.80%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	3.80%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Microsoft Corp.	10.15%
Apple, Inc.	9.97%
Meta Platforms, Inc. - Cl. A	9.74%
NVIDIA Corp.	7.81%
Amazon.com, Inc.	5.82%
Eli Lilly & Company	4.99%
General Electric Co. DBA GE Aerospace	4.37%
Chipotle Mexican Grill, Inc.	4.22%
The Sherwin-Williams Company	3.80%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	3.80%

C000020961 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Investor Class
Trading Symbol	MGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Investor Class/MGRIX)	$168	1.34%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Investor Class shares posted a total return of +50.61%, compared to its benchmark index, the S&P 500® Index, which had a total return of +36.35% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Consumer Discretionary and Consumer Staples sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | The Fund’s relative performance was adversely impacted by maintaining an average cash position of approximately 3%. Additionally, stock selection in the Financials and Health Care sectors, as well as a lack of exposure to a stronger performing sector of the benchmark index, Utilities, had a negative effect on performance relative to the index.
» Zoetis, Inc. (“Zoetis”) | Zoetis, an animal health company, was impacted by labor challenges and overall clinic volume declines in the veterinary industry over the past year. Due to these challenges, we sold the position.
» Palo Alto Networks, Inc. (“Palo Alto Networks”) | Cybersecurity company Palo Alto Networks experienced slower growth in revenue and earnings, driven by a combination of macroeconomic uncertainties and the company's efforts to promote its unified security platform through deferred billing and free trials. Given the impact, we exited the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	5 Years	10 Years
Growth Fund (Investor Class/MGRIX)	50.61%	19.14%	14.02%
S&P 500 Index®	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 459,362,932
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,045,429
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$459,362,932
Total number of portfolio holdings	36
Total advisory fees paid during the reporting period	$3,045,429
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Microsoft Corp.	8.65%
Apple, Inc.	7.84%
Meta Platforms, Inc. - Cl. A	7.68%
Amazon.com, Inc.	4.95%
NVIDIA Corp.	4.86%
ServiceNow, Inc.	4.30%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.17%
Chipotle Mexican Grill, Inc.	4.11%
Costco Wholesale Corp.	3.45%
The Sherwin-Williams Company	3.39%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Microsoft Corp.	8.65%
Apple, Inc.	7.84%
Meta Platforms, Inc. - Cl. A	7.68%
Amazon.com, Inc.	4.95%
NVIDIA Corp.	4.86%
ServiceNow, Inc.	4.30%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.17%
Chipotle Mexican Grill, Inc.	4.11%
Costco Wholesale Corp.	3.45%
The Sherwin-Williams Company	3.39%

C000232237 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Institutional Class
Trading Symbol	MIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Institutional Class/MIGWX)	$138	1.10%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Institutional Class shares posted a total return of +50.91%, compared to its benchmark index, the S&P 500® Index, which had a total return of +36.35% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Consumer Discretionary and Consumer Staples sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | The Fund’s relative performance was adversely impacted by maintaining an average cash position of approximately 3%. Additionally, stock selection in the Financials and Health Care sectors, as well as a lack of exposure to a stronger performing sector of the benchmark index, Utilities, had a negative effect on performance relative to the index.
» Zoetis, Inc. (“Zoetis”) | Zoetis, an animal health company, was impacted by labor challenges and overall clinic volume declines in the veterinary industry over the past year. Due to these challenges, we sold the position.
» Palo Alto Networks, Inc. (“Palo Alto Networks”) | Cybersecurity company Palo Alto Networks experienced slower growth in revenue and earnings, driven by a combination of macroeconomic uncertainties and the company's efforts to promote its unified security platform through deferred billing and free trials. Given the impact, we exited the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	Since Inception^
Growth Fund (Institutional Class/MIGWX)	50.91%	8.66%
S&P 500 Index®	36.35%	10.11%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 459,362,932
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,045,429
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$459,362,932
Total number of portfolio holdings	36
Total advisory fees paid during the reporting period	$3,045,429
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Microsoft Corp.	8.65%
Apple, Inc.	7.84%
Meta Platforms, Inc. - Cl. A	7.68%
Amazon.com, Inc.	4.95%
NVIDIA Corp.	4.86%
ServiceNow, Inc.	4.30%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.17%
Chipotle Mexican Grill, Inc.	4.11%
Costco Wholesale Corp.	3.45%
The Sherwin-Williams Company	3.39%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Microsoft Corp.	8.65%
Apple, Inc.	7.84%
Meta Platforms, Inc. - Cl. A	7.68%
Amazon.com, Inc.	4.95%
NVIDIA Corp.	4.86%
ServiceNow, Inc.	4.30%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.17%
Chipotle Mexican Grill, Inc.	4.11%
Costco Wholesale Corp.	3.45%
The Sherwin-Williams Company	3.39%

C000020962 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Investor Class
Trading Symbol	MXXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Investor Class/MXXIX)	$171	1.40%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Investor Class shares posted a total return of +44.01%, compared to its benchmark indices, the Russell 3000® Index and the Russell Midcap Growth® Index, which had total returns of +35.19% and +29.33%, respectively, over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the Russell Midcap Growth® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the Russell Midcap Growth® Index, can primarily be attributed to stock selection in the Industrials, Information Technology and Communication Services sectors, as defined in the Global Industry Classification Standard.* An underweight allocation to a weaker performing sector of the Russell Midcap Growth® Index, Health Care, and an overweight allocation to a stronger performing sector of the benchmark index, Consumer Discretionary, further boosted relative performance results.
» Spotify Technology S.A. (“Spotify”) | Digital media streaming service Spotify performed well, primarily driven by significant subscriber growth from strategic content acquisitions and innovative product features, such as artificial intelligence personalized recommendations. Spotify’s cost-cutting measures also improved its profitability.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | The combination of strong same-store sales growth and boosted revenue and earnings led to Chipotle’s positive performance. This was a result of Chipotle’s menu innovations, popular digital ordering platform, operational efficiency improvements and expansion into new markets.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | The Fund’s lack of exposure to the strongest performing sector of the Russell Midcap Growth® Index, Utilities, and an underweight allocation to the Financials sector, a stronger performing sector of the benchmark index, created a drag on relative performance. Stock selection in the Financials and Real Estate sectors further dampened relative performance results.
» Mobileye Global, Inc. – Cl. A (“Mobileye”) | Weakening auto sales combined with excess inventory of Mobileye’s core chipset for advanced driver assistance systems prompted Mobileye to reduce sales guidance for 2024 and left the outlook for 2025 uncertain. As a result of these concerns, we exited the position.
» lululemon athletica, inc. (“lululemon”) | As consumer preferences shifted, particularly affecting lululemon’s core North American market, demand for athleisure slowed. This softness in demand led to weaker-than-expected sales growth and earnings and we sold the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of (i) the Russell 3000® Index, which the Fund has selected as its new broad-based index to comply with new regulatory requirements, and (ii) the Russell Midcap Growth® Index, an index that more closely reflects the Fund’s principal investment strategies, over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	5 Years	10 Years
Midcap Growth Focus Fund (Investor Class/MXXIX)	44.01%	11.95%	11.55%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap Growth® Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 318,713,773
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,174,701
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,713,773
Total number of portfolio holdings	35
Total advisory fees paid during the reporting period	$2,174,701
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Chipotle Mexican Grill, Inc.	5.95%
Spotify Technology S.A.	5.94%
Constellation Software, Inc.	5.29%
Synopsys, Inc.	5.21%
KLA Corp.	5.20%
Cintas Corp.	5.16%
HEICO Corp.	3.98%
NVR, Inc.	3.96%
GE Vernova, Inc.	3.87%
KKR & Co., Inc.	3.55%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Chipotle Mexican Grill, Inc.	5.95%
Spotify Technology S.A.	5.94%
Constellation Software, Inc.	5.29%
Synopsys, Inc.	5.21%
KLA Corp.	5.20%
Cintas Corp.	5.16%
HEICO Corp.	3.98%
NVR, Inc.	3.96%
GE Vernova, Inc.	3.87%
KKR & Co., Inc.	3.55%

C000232238 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Institutional Class
Trading Symbol	MIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Institutional Class/MIDFX)	$142	1.16%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Institutional Class shares posted a total return of +44.38%, compared to its benchmark indices, the Russell 3000® Index and the Russell Midcap Growth® Index, which had total returns of +35.19% and +29.33%, respectively, over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the Russell Midcap Growth® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the Russell Midcap Growth® Index, can primarily be attributed to stock selection in the Industrials, Information Technology and Communication Services sectors, as defined in the Global Industry Classification Standard.* An underweight allocation to a weaker performing sector of the Russell Midcap Growth® Index, Health Care, and an overweight allocation to a stronger performing sector of the benchmark index, Consumer Discretionary, further boosted relative performance results.
» Spotify Technology S.A. (“Spotify”) | Digital media streaming service Spotify performed well, primarily driven by significant subscriber growth from strategic content acquisitions and innovative product features, such as artificial intelligence personalized recommendations. Spotify’s cost-cutting measures also improved its profitability.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | The combination of strong same-store sales growth and boosted revenue and earnings led to Chipotle’s positive performance. This was a result of Chipotle’s menu innovations, popular digital ordering platform, operational efficiency improvements and expansion into new markets.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | The Fund’s lack of exposure to the strongest performing sector of the Russell Midcap Growth® Index, Utilities, and an underweight allocation to the Financials sector, a stronger performing sector of the benchmark index, created a drag on relative performance. Stock selection in the Financials and Real Estate sectors further dampened relative performance results.
» Mobileye Global, Inc. – Cl. A (“Mobileye”) | Weakening auto sales combined with excess inventory of Mobileye’s core chipset for advanced driver assistance systems prompted Mobileye to reduce sales guidance for 2024 and left the outlook for 2025 uncertain. As a result of these concerns, we exited the position.
» lululemon athletica, inc. (“lululemon”) | As consumer preferences shifted, particularly affecting lululemon’s core North American market, demand for athleisure slowed. This softness in demand led to weaker-than-expected sales growth and earnings and we sold the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of (i) the Russell 3000® Index, which the Fund has selected as its new broad-based index to comply with new regulatory requirements, and (ii) the Russell Midcap Growth® Index, an index that more closely reflects the Fund’s principal investment strategies, over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	Since Inception^
Midcap Growth Focus Fund (Institutional Class/MIDFX)	44.38%	3.32%
Russell 3000® Index	35.19%	8.93%
Russell Midcap Growth® Index	29.33%	2.71%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 318,713,773
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,174,701
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,713,773
Total number of portfolio holdings	35
Total advisory fees paid during the reporting period	$2,174,701
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Chipotle Mexican Grill, Inc.	5.95%
Spotify Technology S.A.	5.94%
Constellation Software, Inc.	5.29%
Synopsys, Inc.	5.21%
KLA Corp.	5.20%
Cintas Corp.	5.16%
HEICO Corp.	3.98%
NVR, Inc.	3.96%
GE Vernova, Inc.	3.87%
KKR & Co., Inc.	3.55%
Sector Allocation*
(% of net assets)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Chipotle Mexican Grill, Inc.	5.95%
Spotify Technology S.A.	5.94%
Constellation Software, Inc.	5.29%
Synopsys, Inc.	5.21%
KLA Corp.	5.20%
Cintas Corp.	5.16%
HEICO Corp.	3.98%
NVR, Inc.	3.96%
GE Vernova, Inc.	3.87%
KKR & Co., Inc.	3.55%

C000020963 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Investor Class
Trading Symbol	MIOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Investor Class/MIOFX)	$186	1.50%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Investor Class shares posted a total return of +48.51%, compared to its benchmark index, the MSCI EAFE® Index, which had a total return of +24.77% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the MSCI EAFE® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI EAFE® Index, can primarily be attributed to stock selection and an overweight allocation to one of the strongest performing sectors of the benchmark index, Information Technology, as defined in the Global Industry Classification Standard.* Additionally, strong stock selection in the Communication Services and Consumer Discretionary sectors, as well as an underweight allocation to one of the weaker performing sectors of the benchmark, Consumer Staples, further bolstered the Fund’s relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Spotify Technology S.A. (“Spotify”) | Digital media streaming service Spotify performed well, primarily driven by significant subscriber growth from strategic content acquisitions and innovative product features, such as AI personalized recommendations. Spotify’s cost-cutting measures also improved its profitability.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection and an underweight allocation to the Financials sector, the strongest performing sector of the benchmark index, had a negative effect on performance relative to the index. Furthermore, the Fund’s underweight allocation, on average, to one of the stronger performing sectors of the benchmark index, Industrials, created an additional drag on relative performance.
» AstraZeneca PLC (“AstraZeneca”) | As the post-pandemic growth for various therapeutic categories that biopharmaceutical company AstraZeneca participates in (cardiovascular, diabetes, and respiratory) have decelerated, the company has increased research and development spending. Given the concerns regarding future earnings growth, we sold the position.
» Alcon, Inc. (“Alcon”) | Due to an uneven surgical volume recovery in the intraocular lens replacement market, concerns around discretionary income spending for ophthalmology products, and the market share shifts in the contact lens market, we exited the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	5 Years	10 Years
International Opportunities Fund (Investor Class/MIOFX)	48.51%	10.31%	8.38%
MSCI EAFE® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 56,417,466
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 369,957
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$56,417,466
Total number of portfolio holdings	33
Total advisory fees paid during the reporting period	$369,957
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.93%
SAP S.E.	5.54%
Rolls-Royce Holdings PLC	5.53%
Spotify Technology S.A.	5.29%
NVIDIA Corp.	4.67%
Meta Platforms, Inc. - Cl. A	4.41%
Novo Nordisk A/S - Cl. B	4.29%
ASML Holding N.V.	4.26%
Eli Lilly & Company	3.71%
Apple, Inc.	3.60%
Sector Allocation*
(% of net assets)
Country Allocation
(% of total investments)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.93%
SAP S.E.	5.54%
Rolls-Royce Holdings PLC	5.53%
Spotify Technology S.A.	5.29%
NVIDIA Corp.	4.67%
Meta Platforms, Inc. - Cl. A	4.41%
Novo Nordisk A/S - Cl. B	4.29%
ASML Holding N.V.	4.26%
Eli Lilly & Company	3.71%
Apple, Inc.	3.60%

C000232239 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Institutional Class/MIIOX)	$156	1.25%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Institutional Class shares posted a total return of +48.92%, compared to its benchmark index, the MSCI EAFE® Index, which had a total return of +24.77% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the MSCI EAFE® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI EAFE® Index, can primarily be attributed to stock selection and an overweight allocation to one of the strongest performing sectors of the benchmark index, Information Technology, as defined in the Global Industry Classification Standard.* Additionally, strong stock selection in the Communication Services and Consumer Discretionary sectors, as well as an underweight allocation to one of the weaker performing sectors of the benchmark, Consumer Staples, further bolstered the Fund’s relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Spotify Technology S.A. (“Spotify”) | Digital media streaming service Spotify performed well, primarily driven by significant subscriber growth from strategic content acquisitions and innovative product features, such as AI personalized recommendations. Spotify’s cost-cutting measures also improved its profitability.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection and an underweight allocation to the Financials sector, the strongest performing sector of the benchmark index, had a negative effect on performance relative to the index. Furthermore, the Fund’s underweight allocation, on average, to one of the stronger performing sectors of the benchmark index, Industrials, created an additional drag on relative performance.
» AstraZeneca PLC (“AstraZeneca”) | As the post-pandemic growth for various therapeutic categories that biopharmaceutical company AstraZeneca participates in (cardiovascular, diabetes, and respiratory) have decelerated, the company has increased research and development spending. Given the concerns regarding future earnings growth, we sold the position.
» Alcon, Inc. (“Alcon”) | Due to an uneven surgical volume recovery in the intraocular lens replacement market, concerns around discretionary income spending for ophthalmology products, and the market share shifts in the contact lens market, we exited the position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	Since Inception^
International Opportunities Fund (Institutional Class/MIIOX)	48.92%	8.00%
MSCI EAFE® Index	24.77%	6.28%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 56,417,466
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 369,957
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$56,417,466
Total number of portfolio holdings	33
Total advisory fees paid during the reporting period	$369,957
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.93%
SAP S.E.	5.54%
Rolls-Royce Holdings PLC	5.53%
Spotify Technology S.A.	5.29%
NVIDIA Corp.	4.67%
Meta Platforms, Inc. - Cl. A	4.41%
Novo Nordisk A/S - Cl. B	4.29%
ASML Holding N.V.	4.26%
Eli Lilly & Company	3.71%
Apple, Inc.	3.60%
Sector Allocation*
(% of net assets)
Country Allocation
(% of total investments)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.93%
SAP S.E.	5.54%
Rolls-Royce Holdings PLC	5.53%
Spotify Technology S.A.	5.29%
NVIDIA Corp.	4.67%
Meta Platforms, Inc. - Cl. A	4.41%
Novo Nordisk A/S - Cl. B	4.29%
ASML Holding N.V.	4.26%
Eli Lilly & Company	3.71%
Apple, Inc.	3.60%

C000048905 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Investor Class
Trading Symbol	MGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Investor Class/MGLBX)	$187	1.48%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Investor Class shares posted a total return of +52.21%, compared to its benchmark index, the MSCI All Country World® Index, which had a total return of +31.76% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the MSCI All Country World® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI All Country World® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Health Care and Consumer Discretionary sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | An underweight allocation and stock selection in a stronger performing sector of the benchmark index, Financials, as well as an overweight allocation to Consumer Discretionary, a weaker performing sector of the benchmark index, had a negative effect on performance relative to the index. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 4%.
» Mobileye Global, Inc. – Cl. A (“Mobileye”) | Weakening auto sales combined with excess inventory of Mobileye’s core chipset for advanced driver assistance systems prompted Mobileye to reduce sales guidance for 2024 and left the outlook for 2025 uncertain. As a result of these concerns, we exited the position.
» Tesla, Inc. (“Tesla”) | Weaker demand for electric vehicles (“EV”) led Tesla to reduce prices which negatively impacted profit margins. Increased competition in the EV market and a cautious sales outlook have further pressured Tesla's performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	5 Years	10 Years
Global Fund (Investor Class/MGLBX)	52.21%	15.13%	12.02%
MSCI All Country World® Index	31.76%	12.19%	9.39%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 360,790,893
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,994,519
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$360,790,893
Total number of portfolio holdings	30
Total advisory fees paid during the reporting period	$1,994,519
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Meta Platforms, Inc. - Cl. A	5.36%
Apple, Inc.	5.33%
Microsoft Corp.	5.19%
NVIDIA Corp.	4.99%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.83%
Rolls-Royce Holdings PLC	4.13%
General Electric Co. DBA GE Aerospace	4.02%
Hermes International	3.96%
ARM Holdings PLC ADR	3.86%
GE Vernova, Inc.	3.81%
Sector Allocation*
(% of net assets)
Country Allocation
(% of total investments)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Meta Platforms, Inc. - Cl. A	5.36%
Apple, Inc.	5.33%
Microsoft Corp.	5.19%
NVIDIA Corp.	4.99%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.83%
Rolls-Royce Holdings PLC	4.13%
General Electric Co. DBA GE Aerospace	4.02%
Hermes International	3.96%
ARM Holdings PLC ADR	3.86%
GE Vernova, Inc.	3.81%

C000232240 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Institutional Class
Trading Symbol	MIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Institutional Class/MIGOX)	$145	1.15%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2024, the Fund’s Institutional Class shares posted a total return of +52.65%, compared to its benchmark index, the MSCI All Country World® Index, which had a total return of +31.76% over the same period. Below, we discuss some of the impacts of the Fund’s investment allocation on its performance as compared to the MSCI All Country World® Index, as well as the top stock contributors to and detractors from the Fund’s performance. The Fund is not managed to track a benchmark index, and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI All Country World® Index, can primarily be attributed to stock selection and an overweight allocation to the two strongest performing sectors of the benchmark index, Information Technology and Communication Services, as defined in the Global Industry Classification Standard.* Strong stock selection in the Health Care and Consumer Discretionary sectors, as well as a lack of exposure to the weakest performing sector of the benchmark index, Energy, also aided relative performance results.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence (“GenAI”) hardware and software and benefitted from the adoption of new GenAI applications. We continue to believe that NVIDIA is steadily building its product breadth and competitive moats in artificial intelligence (“AI”), with production of the latest generation of AI chips expected to increase in the coming months.
» Meta Platforms, Inc. – Cl. A (“Meta”) | As one of the leading operators of social media platforms, Meta’s stock performed well, primarily driven by strong advertising growth from AI advancements in improved ad targeting and effectiveness. Meta also made progress on its metaverse-related initiatives and overall cost reductions.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | An underweight allocation and stock selection in a stronger performing sector of the benchmark index, Financials, as well as an overweight allocation to Consumer Discretionary, a weaker performing sector of the benchmark index, had a negative effect on performance relative to the index. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 4%.
» Mobileye Global, Inc. – Cl. A (“Mobileye”) | Weakening auto sales combined with excess inventory of Mobileye’s core chipset for advanced driver assistance systems prompted Mobileye to reduce sales guidance for 2024 and left the outlook for 2025 uncertain. As a result of these concerns, we exited the position.
» Tesla, Inc. (“Tesla”) | Weaker demand for electric vehicles (“EV”) led Tesla to reduce prices which negatively impacted profit margins. Increased competition in the EV market and a cautious sales outlook have further pressured Tesla's performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2024 )	1 Year	Since Inception^
Global Fund (Institutional Class/MIGOX)	52.65%	7.10%
MSCI All Country World® Index	31.76%	7.48%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 360,790,893
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,994,519
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$360,790,893
Total number of portfolio holdings	30
Total advisory fees paid during the reporting period	$1,994,519
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Holdings
(% of net assets)
Meta Platforms, Inc. - Cl. A	5.36%
Apple, Inc.	5.33%
Microsoft Corp.	5.19%
NVIDIA Corp.	4.99%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.83%
Rolls-Royce Holdings PLC	4.13%
General Electric Co. DBA GE Aerospace	4.02%
Hermes International	3.96%
ARM Holdings PLC ADR	3.86%
GE Vernova, Inc.	3.81%
Sector Allocation*
(% of net assets)
Country Allocation
(% of total investments)
*Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Meta Platforms, Inc. - Cl. A	5.36%
Apple, Inc.	5.33%
Microsoft Corp.	5.19%
NVIDIA Corp.	4.99%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.83%
Rolls-Royce Holdings PLC	4.13%
General Electric Co. DBA GE Aerospace	4.02%
Hermes International	3.96%
ARM Holdings PLC ADR	3.86%
GE Vernova, Inc.	3.81%